Schedule of Indemnity Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Indemnification Liability
Beginning balance	$ 1,382,408	$ 499,465
Cumulative effect from adoption of CECL		566,341
Charge-offs
Recoveries
(Benefit) expense	(1,382,408)	316,602
Ending balance		$ 1,382,408